Equity - Schedule of Convertible Preferred Shares (Details) (10-K) - shares		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019	Sep. 19, 2019	Dec. 31, 2018	Jun. 29, 2018
Class of Stock [Line Items]
Number of underlying common stock		2,253,874	677,342
Preferred B Shares [Member]
Class of Stock [Line Items]
Number of preferred stock		17,303	17,303		17,303	17,303
Preferred C Shares [Member]
Class of Stock [Line Items]
Number of preferred stock		2,343	34,370	37,025	61,423	378,840
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of preferred stock		17,303
Number of underlying common stock	[1]	2,220,552	555,138
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of preferred stock		2,343
Number of underlying common stock		33,322	122,204

[1]	Including the shares of common stock the holders of Series B Convertible Preferred Stock are entitled to receive as cumulative dividends at the rate per share of 15% per annum of the stated value for five years, payable in cash or common stock, at the Company's discretion, but excluding effect of future conversion price adjustment, if any.